Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash (Table)

	December 31, 2022	December 31, 2021
Cash on hand and at banks	$32,851	$53,323
Short-term deposits and highly liquid funds	45,690	44
Restricted cash	310	10
Cash and cash equivalents and restricted cash	$78,851	$53,377